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                       SUPPLEMENT DATED FEBRUARY 21, 2005
                               TO PROSPECTUS DATED
                                 MAY 1, 2004 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

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                          INDIVIDUAL AND GROUP FLEXIBLE
                          PREMIUM MODIFIED GUARANTEED,
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

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                                   SCUDDER ZS4
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Scudder ZS4 Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

     Effective February 21, 2005, the Credit Suisse Trust-Global Post-Venture Capital Portfolio has been renamed the Credit Suisse-Trust Global Small Cap Portfolio. Therefore, all references in the Prospectus to Credit Suisse Trust-Global Post-Venture Capital Portfolio or Credit Suisse Trust-Global Post-Venture Capital Subaccount are hereby replaced with Credit Suisse Trust-Global Small Cap Portfolio and Credit Suisse Trust-Global Small Cap Subaccount, respectively.
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For use in all states